Schedule of exploration and evaluation expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Geological consulting services	$ 1,270,257	$ 1,774,102